Joint Ventures and Associates - Schedule of Joint Ventures Assets (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Measured at equity value method
Assets	$ 94,147,971	$ 56,260,250
Measured at Fair value
Measured at Fair value		36,535,601
Measured at equity value method
Liabilities		296,455
Synertech Industrias S.A.
Measured at equity value method
Assets		39,749,850
Bioceres Crops Solutions Corp [Member]
Measured at equity value method
Assets	77,741,970
Agrality Argentina S.A. [Member]
Measured at equity value method
Assets	7,521,996	7,758,886
Agrality US Inc. [Member]
Measured at equity value method
Assets	3,315,307	3,521,791
Agrality Seeds Inc. [Member]
Measured at equity value method
Assets	5,496,286	4,812,389
SW Semillas S.A. [Member]
Measured at equity value method
Assets	725	955
Alfalfa Technologies S.R.L.
Measured at equity value method
Assets		36,503
Inmet S.A [Member]
Measured at equity value method
Assets	71,687	379,876
Theo I SCSp [Member]
Measured at Fair value
Measured at Fair value		36,535,601
Trigall Genetics S.A.
Measured at equity value method
Liabilities		$ 296,455